UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4054

                        Oppenheimer AMT-Free New York Municipals
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                              (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


             Registrant's telephone number, including area code: (303) 768-3200
                                                                 --------------

                      Date of fiscal year end: September 30

           Date of reporting period: October 1, 2003 - March 31, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  March 31, 2004 / Unaudited
--------------------------------------------------------------------------------



  PRINCIPAL                                                                                     MARKET VALUE
     AMOUNT                                              COUPON             MATURITY              SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS AND NOTES--100.7%
-------------------------------------------------------------------------------------------------------------
 NEW YORK--94.1%
$14,500,000  Albany IDA (Charitable Leadership)           5.750%          07/01/2026           $  14,890,920
-------------------------------------------------------------------------------------------------------------
  1,000,000  Albany IDA (Charitable Leadership)           6.000           07/01/2019               1,067,520
-------------------------------------------------------------------------------------------------------------
  1,140,000  Albany IDA (Sage Colleges)                   5.250           04/01/2019               1,171,213
-------------------------------------------------------------------------------------------------------------
    500,000  Albany IDA (Sage Colleges)                   5.300           04/01/2029                 508,500
-------------------------------------------------------------------------------------------------------------
     30,000  Albany Parking Authority                     5.625           07/15/2025                  31,811
-------------------------------------------------------------------------------------------------------------
     30,000  Allegany County IDA (Houghton College)       5.250           01/15/2024                  30,696
-------------------------------------------------------------------------------------------------------------
  1,000,000  Amherst IDA (Daemen College)                 6.000           10/01/2021               1,049,060
-------------------------------------------------------------------------------------------------------------
    170,000  Bayshore HDC                                 7.500           02/01/2023                 177,378
-------------------------------------------------------------------------------------------------------------
  5,895,000  Brookhaven IDA (Alternatives for Children)   7.550           02/01/2033               6,141,057
-------------------------------------------------------------------------------------------------------------
  9,235,000  Brookhaven IDA (Dowling College)             6.750           11/01/2032               9,251,531
-------------------------------------------------------------------------------------------------------------
    750,000  Buffalo Municipal Water Finance Authority,
             Series B                                     5.000           07/01/2027                 782,123
-------------------------------------------------------------------------------------------------------------
     30,000  East Rochester Hsg. Authority (St. John's
             Meadows)                                     5.750           08/01/2037                  33,386
-------------------------------------------------------------------------------------------------------------
  1,095,000  Erie County IDA (DePaul Properties)          5.750           09/01/2028                 854,801
-------------------------------------------------------------------------------------------------------------
    200,000  Erie County IDA (DePaul Properties)          6.500           09/01/2018                 187,978
-------------------------------------------------------------------------------------------------------------
  5,600,000  Erie County IDA (Medaille College)           7.625           04/01/2035               5,624,640
-------------------------------------------------------------------------------------------------------------
  9,050,000  Erie County IDA (The Episcopal Church Home)  5.875           02/01/2018               9,332,632
-------------------------------------------------------------------------------------------------------------
  9,875,000  Erie County IDA (The Episcopal Church Home)  6.000           02/01/2028              10,110,223
-------------------------------------------------------------------------------------------------------------
    100,000  Erie County Tobacco Asset Securitization
             Corp.                                        5.750           07/15/2015                 102,288
-------------------------------------------------------------------------------------------------------------
    125,000  Erie County Tobacco Asset Securitization
             Corp.                                        6.125           07/15/2030                 125,788
-------------------------------------------------------------------------------------------------------------
  4,915,000  Erie County Tobacco Asset Securitization
             Corp.                                        6.250           07/15/2040               4,981,795
-------------------------------------------------------------------------------------------------------------
  5,500,000  Erie County Tobacco Asset Securitization
             Corp.                                        6.500            07/15/2032              5,654,935
-------------------------------------------------------------------------------------------------------------
  3,750,000  Geneva IDA (Hobart & William Smith Colleges) 5.375            02/01/2033              4,002,263
-------------------------------------------------------------------------------------------------------------
  5,500,000  Hempstead IDA
             (Working Organization for Retarded Children) 6.900            08/01/2033              5,548,730
-------------------------------------------------------------------------------------------------------------
  1,790,000  Herkimer County IDA
             (Herkimer County College Foundation)         6.250            08/01/2034              1,873,915
-------------------------------------------------------------------------------------------------------------
  5,750,000  L.I. Power Authority RITES i                15.513 r          09/01/2033              6,686,790
-------------------------------------------------------------------------------------------------------------
  4,395,000  L.I. Power Authority, Series A               5.125            09/01/2029              4,517,577
-------------------------------------------------------------------------------------------------------------
     30,000  L.I. Power Authority, Series A               5.250            12/01/2026                 30,984
-------------------------------------------------------------------------------------------------------------
     25,000  L.I. Power Authority, Series A               5.300            12/01/2019                 27,398
-------------------------------------------------------------------------------------------------------------
  1,000,000  Monroe County IDA (Cloverwood Senior
             Living)                                      6.875            05/01/2033              1,009,450
-------------------------------------------------------------------------------------------------------------
    525,000  Monroe County IDA (Collegiate Hsg.
             Foundation-RIT)                              5.375            04/01/2029                523,567
-------------------------------------------------------------------------------------------------------------
  1,965,000  Monroe County IDA (Depaul Community
             Facilities)                                  5.875            02/01/2028              1,645,255
-------------------------------------------------------------------------------------------------------------
     40,000  Monroe County IDA (Rochester Institute of
             Technology)                                  5.250            04/01/2019                 40,361
-------------------------------------------------------------------------------------------------------------
  4,000,000  Monroe Newpower Corp.                        5.500            01/01/2034              4,176,280
-------------------------------------------------------------------------------------------------------------
  1,000,000  Monroe Newpower Corp.                        5.625            01/01/2026              1,050,980
-------------------------------------------------------------------------------------------------------------
 18,000,000  MTA Service Contract, Series A               5.125            01/01/2029             18,748,080
-------------------------------------------------------------------------------------------------------------
    665,000  Nassau County IDA (ALIA-ACDS)                6.125            09/01/2018                678,460
-------------------------------------------------------------------------------------------------------------
  2,170,000  Nassau County IDA (ALIA-AP)                  7.000            09/01/2028              2,209,906






10 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

  PRINCIPAL                                                                                     MARKET VALUE
     AMOUNT                                              COUPON              MATURITY             SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$   935,000  Nassau County IDA (ALIA-CMA)                 6.125%           09/01/2018           $    953,924
-------------------------------------------------------------------------------------------------------------
  1,035,000  Nassau County IDA (ALIA-CSMR)                6.125            09/01/2018              1,055,948
-------------------------------------------------------------------------------------------------------------
    700,000  Nassau County IDA (ALIA-EFLI)                6.125            09/01/2018                714,168
-------------------------------------------------------------------------------------------------------------
    530,000  Nassau County IDA (ALIA-HAII)                6.125            09/01/2018                540,727
-------------------------------------------------------------------------------------------------------------
    620,000  Nassau County IDA (ALIA-NCMRS)               6.125            09/01/2018                632,549
-------------------------------------------------------------------------------------------------------------
  2,775,000  Nassau County IDA (Hispanic Counseling
             Center)                                      7.625            06/01/2033              2,802,778
-------------------------------------------------------------------------------------------------------------
    210,000  New Rochelle Municipal Hsg. Authority,
             Series A                                     5.550            12/01/2014                245,026
-------------------------------------------------------------------------------------------------------------
    100,000  New Rochelle Municipal Hsg. Authority,
             Series B                                     6.500            12/01/2014                118,298
-------------------------------------------------------------------------------------------------------------
     35,000  Newport Highlands HDC                        6.100            08/01/2024                 35,251
-------------------------------------------------------------------------------------------------------------
  2,500,000  Niagara County IDA (American Ref-Fuel
             Company)                                     5.550            11/15/2024              2,681,125
-------------------------------------------------------------------------------------------------------------
    100,000  Niagara County Tobacco Asset Securitization
             Corp.                                        5.500            05/15/2019                 97,559
-------------------------------------------------------------------------------------------------------------
    500,000  Niagara County Tobacco Asset Securitization
             Corp.                                        6.250            05/15/2034                505,530
-------------------------------------------------------------------------------------------------------------
    285,000  Niagara County Tobacco Asset Securitization
             Corp.                                        6.250            05/15/2040                288,152
-------------------------------------------------------------------------------------------------------------
  7,645,000  Niagara Falls City School District COP       5.375            06/15/2028              8,207,366
-------------------------------------------------------------------------------------------------------------
  3,400,000  NY Counties Tobacco Trust I (TASC)           6.500            06/01/2035              3,494,520
-------------------------------------------------------------------------------------------------------------
 13,315,000  NY Counties Tobacco Trust II (TASC)          5.625            06/01/2035             12,586,536
-------------------------------------------------------------------------------------------------------------
    250,000  NY Counties Tobacco Trust II (TASC)          5.750            06/01/2014                258,783
-------------------------------------------------------------------------------------------------------------
    250,000  NY Counties Tobacco Trust III                5.750            06/01/2033                248,753
-------------------------------------------------------------------------------------------------------------
  1,000,000  NY Counties Tobacco Trust III                6.000            06/01/2043              1,000,810
-------------------------------------------------------------------------------------------------------------
     35,000  NYC GO                                       5.000            08/01/2022                 35,806
-------------------------------------------------------------------------------------------------------------
  2,305,000  NYC GO                                       5.250            03/15/2032              2,636,805
-------------------------------------------------------------------------------------------------------------
  1,270,000  NYC GO                                       5.250            03/15/2032              1,327,468
-------------------------------------------------------------------------------------------------------------
  2,500,000  NYC GO                                       5.375            12/01/2026              2,637,875
-------------------------------------------------------------------------------------------------------------
  1,300,000  NYC GO                                       5.500            06/01/2022              1,417,585
-------------------------------------------------------------------------------------------------------------
  1,000,000  NYC GO                                       5.875            08/01/2019              1,111,860
-------------------------------------------------------------------------------------------------------------
  7,935,000  NYC GO                                       6.125            08/01/2025              8,856,412
-------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                       7.500            02/01/2019                  5,022
-------------------------------------------------------------------------------------------------------------
  1,593,937  NYC HDC (Keith Plaza)                        6.500            02/15/2018              1,676,934
-------------------------------------------------------------------------------------------------------------
  2,420,990  NYC HDC (Seaview Towers)                     6.500            01/15/2018              2,547,051
-------------------------------------------------------------------------------------------------------------
    100,000  NYC Health & Hospital Corp.                  5.375            02/15/2026                102,835
-------------------------------------------------------------------------------------------------------------
  1,920,000  NYC Health & Hospital Corp.                  5.450            02/15/2026              1,983,744
-------------------------------------------------------------------------------------------------------------
  1,475,000  NYC IDA (American Council of Learned
             Societies)                                   5.250            07/01/2027              1,548,676
-------------------------------------------------------------------------------------------------------------
  2,760,000  NYC IDA (Beth Abraham Health Services)       6.500            02/15/2022              2,841,227
-------------------------------------------------------------------------------------------------------------
    500,000  NYC IDA (Beth Abraham Health Services)       6.500            11/15/2027                515,550
-------------------------------------------------------------------------------------------------------------
  2,100,000  NYC IDA (Beth Abraham Health Services)       6.500            11/15/2034              2,165,688
-------------------------------------------------------------------------------------------------------------
  6,000,000  NYC IDA (Calhoun School)                     6.625            12/01/2034              6,018,000
-------------------------------------------------------------------------------------------------------------
  3,965,000  NYC IDA
             (Community Resource Developmentally
             Disabled)                                    7.500            08/01/2026              4,050,485
-------------------------------------------------------------------------------------------------------------
  1,000,000  NYC IDA (Eger Harbor House)                  5.875            05/20/2044              1,115,800
-------------------------------------------------------------------------------------------------------------
 12,000,000  NYC IDA (Legal Aid Society)                  8.600            11/01/2033             12,629,040





11 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


  PRINCIPAL                                                                                     MARKET VALUE
     AMOUNT                                              COUPON              MATURITY             SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$ 3,700,000  NYC IDA (Lycee Francais De New York)         5.375%           06/01/2023           $  3,855,807
-------------------------------------------------------------------------------------------------------------
  4,000,000  NYC IDA (Lycee Francais De New York)         6.800            06/01/2028              4,175,320
-------------------------------------------------------------------------------------------------------------
  2,100,000  NYC IDA (Polytechnic University)             6.000            11/01/2020              1,855,371
-------------------------------------------------------------------------------------------------------------
  4,080,000  NYC IDA (Polytechnic University)             6.125            11/01/2030              3,514,267
-------------------------------------------------------------------------------------------------------------
  1,380,000  NYC IDA (PSCH)                               6.375            07/01/2033              1,464,842
-------------------------------------------------------------------------------------------------------------
  1,495,000  NYC IDA (Staten Island University Hospital)  6.450            07/01/2032              1,551,107
-------------------------------------------------------------------------------------------------------------
  6,020,000  NYC IDA (The Child School)                   7.550            06/01/2033              6,170,620
-------------------------------------------------------------------------------------------------------------
 15,785,000  NYC IDA (Touro College)                      6.350            06/01/2029             15,367,960
-------------------------------------------------------------------------------------------------------------
  5,600,000  NYC IDA (Urban Resource Institute)           7.375            11/01/2033              5,617,696
-------------------------------------------------------------------------------------------------------------
  5,600,000  NYC IDA (Vocational Instruction)             7.750            02/01/2033              5,848,528
-------------------------------------------------------------------------------------------------------------
  4,245,000  NYC IDA (YMCA of Greater NY)                 5.250            08/01/2021              4,428,978
-------------------------------------------------------------------------------------------------------------
  3,000,000  NYC Municipal Water Finance Authority        5.000            06/15/2032              3,090,300
-------------------------------------------------------------------------------------------------------------
     75,000  NYC Municipal Water Finance Authority        5.125            06/15/2030                 77,135
-------------------------------------------------------------------------------------------------------------
  6,000,000  NYC Municipal Water Finance Authority        5.125            06/15/2033              6,264,960
-------------------------------------------------------------------------------------------------------------
    105,000  NYC Municipal Water Finance Authority        5.250            06/15/2029                108,814
-------------------------------------------------------------------------------------------------------------
  8,000,000  NYC Municipal Water Finance Authority        5.500            06/15/2033              8,736,960
-------------------------------------------------------------------------------------------------------------
     50,000  NYS DA (Dept. of Health)                     5.500            07/01/2025                 53,603
-------------------------------------------------------------------------------------------------------------
  5,750,000  NYS DA (Ithaca College)                      5.250            07/01/2026              6,013,523
-------------------------------------------------------------------------------------------------------------
    230,000  NYS DA (Judicial Facilities Lease)           7.375            07/01/2016                292,128
-------------------------------------------------------------------------------------------------------------
  1,620,000  NYS DA (Lenox Hill Hospital Obligated Group) 5.500            07/01/2030              1,691,329
-------------------------------------------------------------------------------------------------------------
     20,000  NYS DA (Mental Health)                       5.375            02/15/2026                 21,824
-------------------------------------------------------------------------------------------------------------
      5,000  NYS DA (Mental Health)                       5.375            02/15/2026                  5,325
-------------------------------------------------------------------------------------------------------------
  9,750,000  NYS DA
             (MSH/NYU Hospital Center/HJDOI Obligated
             Group)                                       6.500            07/01/2025              9,983,805
-------------------------------------------------------------------------------------------------------------
 10,000,000  NYS DA (Mt. Sinai/NYU Health)                6.000            07/01/2026             10,092,800
-------------------------------------------------------------------------------------------------------------
  9,330,000  NYS DA (Mt. Sinai/NYU Health)                6.250            07/01/2022              9,441,400
-------------------------------------------------------------------------------------------------------------
  5,000,000  NYS DA (School District Financing)           5.750            10/01/2030              5,642,550
-------------------------------------------------------------------------------------------------------------
  4,000,000  NYS DA (SS Joachim & Anne Residence)         5.250            07/01/2027              4,118,400
-------------------------------------------------------------------------------------------------------------
     35,000  NYS DA (St. Joseph's Hospital Health Center) 5.250            07/01/2018                 37,006
-------------------------------------------------------------------------------------------------------------
     70,000  NYS DA (St. Vincent's Hospital & Medical
             Center)                                      7.375            08/01/2011                 70,320
-------------------------------------------------------------------------------------------------------------
 13,090,000  NYS DA (State University Educational
             Facilities)                                  5.250            05/15/2015             14,734,759
-------------------------------------------------------------------------------------------------------------
  2,510,000  NYS DA (State University Educational
             Facilities)                                  5.250            05/15/2021              2,782,235
-------------------------------------------------------------------------------------------------------------
  5,000,000  NYS DA (Upstate Community College)           5.000            07/01/2028              5,182,300
-------------------------------------------------------------------------------------------------------------
  1,000,000  NYS DA (Winthrop University Hospital)        5.500            07/01/2023              1,047,530
-------------------------------------------------------------------------------------------------------------
     85,000  NYS EFC (NYS Water Services)                 6.600            09/15/2012                 86,212
-------------------------------------------------------------------------------------------------------------
     20,000  NYS EFC (NYS Water Services)                 7.200            03/15/2011                 20,095
-------------------------------------------------------------------------------------------------------------
  5,395,000  NYS HFA RITES i                             10.742 r          11/01/2015              6,020,065
-------------------------------------------------------------------------------------------------------------
     45,000  NYS Medcare (Hospital & Nursing Home)        5.400            08/15/2033                 45,598
-------------------------------------------------------------------------------------------------------------
  2,800,000  NYS Medcare (Long Term Health Care)          6.400            11/01/2014              2,811,004
-------------------------------------------------------------------------------------------------------------
     80,000  NYS Medcare (St. Luke's Hospital)            5.625            08/15/2018                 82,320





12 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

  PRINCIPAL                                                                                     MARKET VALUE
     AMOUNT                                              COUPON             MATURITY              SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$ 3,000,000  NYS UDC (Personal Income Tax)                5.125%           03/15/2027          $   3,141,540
-------------------------------------------------------------------------------------------------------------
  1,750,000  NYS UDC RITES i                             15.557 r          03/15/2025              2,050,055
-------------------------------------------------------------------------------------------------------------
    100,000  Oneida County IDA
             (Mohawk Valley Handicapped Services)         5.300            03/15/2019                103,877
-------------------------------------------------------------------------------------------------------------
     55,000  Onondaga County IDA (Salina Free Library)    5.500            12/01/2022                 58,346
-------------------------------------------------------------------------------------------------------------
  1,000,000  Orange County IDA (Glen Arden)               5.625            01/01/2018                893,690
-------------------------------------------------------------------------------------------------------------
    275,000  Orange County IDA (Glen Arden)               5.700            01/01/2028                229,438
-------------------------------------------------------------------------------------------------------------
  1,500,000  Otsego County IDA (Hartwick College)         5.900            07/01/2022              1,463,055
-------------------------------------------------------------------------------------------------------------
  8,880,000  Port Authority NY/NJ (Delta Air Lines)       6.950            06/01/2008              8,885,861
-------------------------------------------------------------------------------------------------------------
  2,475,000  Rensselaer County Tobacco Asset
             Securitization Corp.                         5.625            06/01/2035              2,339,593
-------------------------------------------------------------------------------------------------------------
  2,000,000  Rensselaer County Tobacco Asset
             Securitization Corp.                         5.750            06/01/2043              1,920,340
-------------------------------------------------------------------------------------------------------------
  1,000,000  Rockland County Tobacco Asset
             Securitization Corp.                         5.625            08/15/2035                945,180
-------------------------------------------------------------------------------------------------------------
  3,150,000  Rockland County Tobacco Asset
             Securitization Corp.                         5.750            08/15/2043              3,024,410
-------------------------------------------------------------------------------------------------------------
  2,500,000  Saratoga County IDA (Saratoga Hospital)      5.125            12/01/2033              2,616,250
-------------------------------------------------------------------------------------------------------------
  9,515,000  SONYMA, Series 29 RITES i                    9.395 r          10/01/2024              9,788,937
-------------------------------------------------------------------------------------------------------------
    250,000  SONYMA, Series 83                            5.550            10/01/2027                261,563
-------------------------------------------------------------------------------------------------------------
  4,000,000  Suffolk County IDA (ALIA-IGHL)               7.250            12/01/2033              4,112,720
-------------------------------------------------------------------------------------------------------------
    150,000  Suffolk County IDA (Dowling College)         6.625            06/01/2024                149,982
-------------------------------------------------------------------------------------------------------------
  1,500,000  Suffolk County IDA (Jefferson's Ferry)       7.200            11/01/2019              1,578,450
-------------------------------------------------------------------------------------------------------------
  1,000,000  Suffolk County IDA (L.I.  Network
             Community Services)                          7.550            02/01/2034              1,003,870
-------------------------------------------------------------------------------------------------------------
    100,000  Syracuse IDA (Crouse Irving Companies)       5.250            01/01/2017                103,168
-------------------------------------------------------------------------------------------------------------
     25,000  Triborough Bridge & Tunnel Authority         5.000            01/01/2020                 26,403
-------------------------------------------------------------------------------------------------------------
     15,000  Triborough Bridge & Tunnel Authority         5.250            01/01/2028                 16,686
-------------------------------------------------------------------------------------------------------------
  3,585,000  Triborough Bridge & Tunnel Authority
             RITES i                                     15.441 r          11/15/2032              4,086,828
-------------------------------------------------------------------------------------------------------------
  2,560,000  Triborough Bridge & Tunnel Authority
             RITES i                                     15.454 r          11/15/2027              2,962,842
-------------------------------------------------------------------------------------------------------------
 10,000,000  Triborough Bridge & Tunnel Authority
             RITES i                                     15.454 r          11/15/2032             11,399,800
-------------------------------------------------------------------------------------------------------------
  4,550,000  Triborough Bridge & Tunnel Authority
             RITES i                                     15.941 r          11/15/2029              5,427,513
-------------------------------------------------------------------------------------------------------------
  2,500,000  Triborough Bridge & Tunnel Authority
             RITES i                                     16.557 r          11/15/2023              3,293,800
-------------------------------------------------------------------------------------------------------------
    260,000  TSASC, Inc. (TFABs)                          5.500            07/15/2013                260,853
-------------------------------------------------------------------------------------------------------------
  2,255,000  TSASC, Inc. (TFABs)                          5.500            07/15/2024              2,204,668
-------------------------------------------------------------------------------------------------------------
 94,785,000  TSASC, Inc. (TFABs)                          5.750            07/15/2032             93,407,774
-------------------------------------------------------------------------------------------------------------
    100,000  TSASC, Inc. (TFABs)                          6.000            07/15/2018                102,352
-------------------------------------------------------------------------------------------------------------
    100,000  TSASC, Inc. (TFABs)                          6.000            07/15/2019                101,821
-------------------------------------------------------------------------------------------------------------
     15,000  TSASC, Inc. (TFABs)                          6.000            07/15/2019                 15,273
-------------------------------------------------------------------------------------------------------------
    150,000  TSASC, Inc. (TFABs)                          6.000            07/15/2021                151,586
-------------------------------------------------------------------------------------------------------------
  1,190,000  TSASC, Inc. (TFABs)                          6.250            07/15/2027              1,215,561
-------------------------------------------------------------------------------------------------------------
 15,350,000  TSASC, Inc. (TFABs)                          6.250            07/15/2034             15,679,718
-------------------------------------------------------------------------------------------------------------
    435,000  TSASC, Inc. (TFABs)                          6.375            07/15/2039                447,171
-------------------------------------------------------------------------------------------------------------
    325,000  Ulster County IDA (Benedictine Hospital)     6.400            06/01/2014                317,460
-------------------------------------------------------------------------------------------------------------
  1,950,000  Ulster County IDA (Benedictine Hospital)     6.450            06/01/2024              1,816,913







13 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



  PRINCIPAL                                                                                     MARKET VALUE
     AMOUNT                                              COUPON             MATURITY              SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$ 3,000,000  Utica IDA (Utica College Civic Facility)     5.750%           08/01/2028          $   2,902,500
-------------------------------------------------------------------------------------------------------------
  1,250,000  Utica IDA (Utica College Civic Facility)     6.750            12/01/2021              1,263,538
-------------------------------------------------------------------------------------------------------------
    175,000  Westchester County Healthcare Corp.          6.000            11/01/2030                170,457
-------------------------------------------------------------------------------------------------------------
    500,000  Westchester County IDA (Kendal on Hudson)    6.500            01/01/2034                504,480
-------------------------------------------------------------------------------------------------------------
  1,965,000  Westchester County IDA (Rippowam-Cisqua
             School)                                      5.750            06/01/2029              2,019,352
-------------------------------------------------------------------------------------------------------------
    320,000  Westchester County IDA (Schnurmacher Center) 6.500            11/01/2013                332,102
-------------------------------------------------------------------------------------------------------------
    600,000  Westchester County IDA (Schnurmacher Center) 6.500            11/01/2033                628,920
-------------------------------------------------------------------------------------------------------------
     55,000  Yonkers IDA (Community Devel. Properties)    6.625            02/01/2026                 59,800
                                                                                               --------------
                                                                                                 564,463,229

-------------------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS--6.6%
  8,375,000  Guam GO, Series A                            5.400            11/15/2018              8,091,171
-------------------------------------------------------------------------------------------------------------
  1,085,000  Guam GO, Series A                            6.000            09/01/2006              1,085,553
-------------------------------------------------------------------------------------------------------------
  5,250,000  Guam Power Authority, Series A               5.125            10/01/2029              5,501,843
-------------------------------------------------------------------------------------------------------------
 10,000,000  Guam Power Authority, Series A               5.250            10/01/2034             10,584,900
-------------------------------------------------------------------------------------------------------------
  3,720,000  Puerto Rico Highway & Transportation
             Authority, Series D                          5.250            07/01/2038              3,844,955
-------------------------------------------------------------------------------------------------------------
  4,305,000  Puerto Rico ITEMECF
             (Polytechnic University of Puerto Rico)      5.000            08/01/2022              4,466,567
-------------------------------------------------------------------------------------------------------------
  3,950,000  Puerto Rico Public Finance Corp., Series E   5.500            08/01/2029              4,219,351
-------------------------------------------------------------------------------------------------------------
  1,485,000  V.I. Public Finance Authority, Series A      5.500            10/01/2022              1,527,026
-------------------------------------------------------------------------------------------------------------
    250,000  V.I. Water & Power Authority                 5.300            07/01/2018                253,566
                                                                                               --------------
                                                                                                  39,574,932

-------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $573,706,124)--100.7%                                         604,038,161
-------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS--(0.7)                                                     (4,356,470)
                                                                                               --------------
 NET ASSETS--100.0%                                                                             $599,681,691
                                                                                               ==============






14 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FOOTNOTES TO STATEMENT OF INVESTMENTS
i. Identifies issues considered to be illiquid. See Note 5 of Notes to Financial Statements.
r. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS      Association for Children with Down Syndrome
ALIA      Alliance of Long Island Agencies
AP        Advantage Planning, Inc.
CMA       Community Mainstreaming Associates, Inc.
COP       Certificates of Participation
CSMR      Community Services for the Mentally Retarded
DA        Dormitory Authority
EFC       Environmental Facilities Corp.
EFLI      Epilepsy Foundation of L.I., Inc.
GO        General Obligation
HAII      Homes Anew II, Inc.
HDC       Housing Development Corp.
HFA       Housing Finance Agency
HJDOI     Hospital for Joint Diseases Orthopaedic Institute
IDA       Industrial Development Agency
IGHL      Independent Group Home for Living
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
L.I.      Long Island
MSH/NYU   Mount Sinai Hospital/New York University
MTA       Metropolitan Transportation Authority
NCMRS     Nassau Community Mental Retardation Services Co.
NY/NJ     New York/New Jersey
NYC       New York City
NYS       New York State
NYU       New York University
RIT       Rochester Institute of Technology
RITES     Residual Interest Tax Exempt Security
SONYMA    State of New York Mortgage Agency
TASC      Tobacco Settlement Asset-Backed Bonds
TFABs     Tobacco Flexible Amortization Bonds
UDC       Urban Development Corp.
V.I.      United States Virgin Islands
YMCA      Young Men's Christian Association


 DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 INDUSTRY                             MARKET VALUE           PERCENT
---------------------------------------------------------------------
 Tobacco Settlements                  $151,161,749             25.0%
 Higher Education                       87,890,203             14.6
 Not-for-Profit Organization            78,902,544             13.1
 Highways/Railways                      49,806,907              8.2
 Hospital/Health Care                   44,149,675              7.3
 Electric Utilities                     32,830,318              5.4
 Adult Living Facilities                31,868,862              5.3
 Education                              27,881,649              4.6
 General Obligation                     27,263,903              4.5
 Water Utilities                        19,166,599              3.2
 Multifamily Housing                    11,969,189              2.0
 Sales Tax Revenue                      10,937,972              1.8
 Single Family Housing                  10,050,500              1.7
 Airlines                                8,885,861              1.5
 Municipal Leases                        8,559,294              1.4
 Resource Recovery                       2,681,125              0.4
 Parking Fee Revenue                        31,811               --
                                     --------------------------------
 Total                                $604,038,161            100.0%
                                     ================================




15 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


-------------------------------------------------------------------------
 SUMMARY OF RATINGS  March 31, 2004
-------------------------------------------------------------------------
 DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 RATING                                                     PERCENT
--------------------------------------------------------------------
 AAA                                                          11.9%
 AA                                                           15.9
 A                                                             8.1
 BBB                                                          38.8
 BB                                                            8.5
 B                                                             3.0
 Not Rated                                                    13.8
                                                             ------
 Total                                                       100.0%
                                                             ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





16 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------


 March 31, 2004
-----------------------------------------------------------------------------------
 ASSETS
-----------------------------------------------------------------------------------
 Investments, at value (cost $573,706,124)--see accompanying
 statement of investments                                             $604,038,161
-----------------------------------------------------------------------------------
 Cash                                                                      443,503
-----------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                               10,151,651
 Shares of beneficial interest sold                                      1,029,053
 Investments sold                                                           30,375
 Other                                                                      17,245
                                                                      -------------
 Total assets                                                          615,709,988

-----------------------------------------------------------------------------------
 LIABILITIES
-----------------------------------------------------------------------------------
 Payables and other liabilities:
 Notes payable to bank (interest rate 1.8100% at March 31, 2004)        13,900,000
 Shares of beneficial interest redeemed                                    907,851
 Dividends                                                                 612,516
 Distribution and service plan fees                                        336,818
 Trustees' compensation                                                    120,041
 Shareholder communications                                                 79,343
 Transfer and shareholder servicing agent fees                              31,945
 Other                                                                      39,783
                                                                      -------------
 Total liabilities                                                      16,028,297

-----------------------------------------------------------------------------------
 NET ASSETS                                                           $599,681,691
                                                                      =============

-----------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------
 Par value of shares of beneficial interest                           $     46,921
-----------------------------------------------------------------------------------
 Additional paid-in capital                                            572,740,033
-----------------------------------------------------------------------------------
 Accumulated net investment income                                       1,877,146
-----------------------------------------------------------------------------------
 Accumulated net realized loss on investments                           (5,314,446)
-----------------------------------------------------------------------------------
 Net unrealized appreciation on investments                             30,332,037
                                                                      -------------
 NET ASSETS                                                           $599,681,691
                                                                      =============







17 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $552,974,681 and 43,267,774 shares of beneficial interest outstanding) $12.78 Maximum offering price per share (net asset value plus sales charge of
 4.75% of offering price)                                                $13.42
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $31,037,835 and 2,427,771 shares of beneficial interest
 outstanding)                                                            $12.78
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $15,669,175 and 1,225,822 shares of beneficial interest
 outstanding)                                                            $12.78



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





18 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------



 For the Six Months Ended March 31, 2004
-----------------------------------------------------------------------------------
 INVESTMENT INCOME
-----------------------------------------------------------------------------------
 Interest                                                              $19,572,439

-----------------------------------------------------------------------------------
 EXPENSES
-----------------------------------------------------------------------------------
 Management fees                                                         1,578,651
-----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                   610,724
 Class B                                                                   160,672
 Class C                                                                    71,100
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                   164,814
 Class B                                                                    10,158
 Class C                                                                     4,965
-----------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                     2,868
 Class B                                                                       174
-----------------------------------------------------------------------------------
 Interest expense                                                          183,452
-----------------------------------------------------------------------------------
 Custodian fees and expenses                                                16,976
-----------------------------------------------------------------------------------
 Trustees' compensation                                                     14,947
-----------------------------------------------------------------------------------
 Other                                                                      26,713
                                                                       ------------
 Total expenses                                                          2,846,214
 Less reduction to custodian expenses                                         (316)
 Less waiver of management fees                                           (146,728)
 Less voluntary waiver of transfer and shareholder servicing agent fees:
 Class A                                                                    (5,446)
 Class B                                                                       (84)
 Class C                                                                       (50)
                                                                       ------------
 Net expenses                                                            2,693,590

-----------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                  16,878,849

-----------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN
-----------------------------------------------------------------------------------
 Net realized gain on investments                                          132,589
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                   20,489,933

-----------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $37,501,371
                                                                       ============




 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





19 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                          SIX MONTHS            YEAR
                                                               ENDED           ENDED
                                                      MARCH 31, 2004   SEPTEMBER 30,
                                                         (UNAUDITED)            2003
-------------------------------------------------------------------------------------
 OPERATIONS
-------------------------------------------------------------------------------------
 Net investment income                                  $ 16,878,849    $ 31,920,176
-------------------------------------------------------------------------------------
 Net realized gain                                           132,589       3,976,493
-------------------------------------------------------------------------------------
 Net change in unrealized appreciation                    20,489,933     (24,736,955)
                                                        -----------------------------
 Net increase in net assets resulting from operations     37,501,371      11,159,714

-------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                 (14,793,984)    (29,702,221)
 Class B                                                    (746,719)     (1,724,048)
 Class C                                                    (330,948)       (566,285)

-------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                    (513,633)     16,406,594
 Class B                                                  (3,015,359)     (6,602,592)
 Class C                                                   2,087,894       2,897,386

-------------------------------------------------------------------------------------
 NET ASSETS
-------------------------------------------------------------------------------------
 Total increase (decrease)                                20,188,622      (8,131,452)
-------------------------------------------------------------------------------------
 Beginning of period                                     579,493,069     587,624,521
                                                        -----------------------------
 End of period (including accumulated net investment income
 of $1,877,146 and $869,948, respectively)              $599,681,691    $579,493,069
                                                        =============================



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





20 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                         SIX MONTHS                                                      YEAR
                                              ENDED                                                     ENDED
                                     MARCH 31, 2004                                                 SEPT. 30,
 CLASS A                                (UNAUDITED)       2003         2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period        $12.31     $12.75       $12.67     $12.15     $12.24      $13.17
---------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .36        .71          .68        .67        .64         .64
 Net realized and unrealized gain (loss)        .45       (.44)         .06        .50       (.09)       (.94)
                                             ------------------------------------------------------------------
 Total from investment operations               .81        .27          .74       1.17        .55        (.30)
---------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Dividends from net investment income          (.34)      (.71)        (.66)      (.65)      (.64)       (.63)
 Distributions from net realized gain            --         --           --         --         -- 1        --
                                             ------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                               (.34)      (.71)        (.66)      (.65)      (.64)       (.63)
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $12.78     $12.31       $12.75     $12.67     $12.15      $12.24
                                             ==================================================================

---------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2            6.66%      2.07%        6.11%      9.77%      4.78%      (2.36)%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)  $552,975   $533,563     $536,126   $530,464   $509,288    $575,254
---------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)         $543,324   $531,977     $525,519   $526,333   $529,839    $603,604
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                         5.77%      5.57%        5.44%      5.30%      5.45%       5.04%
 Total expenses                                0.90%      0.93%        0.89%      0.84%      0.89%       0.88%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                            0.85%       N/A 4,5      N/A 4      N/A 4      N/A 4       N/A 4
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          3%        63%          73%        10%        26%         18%



1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of management fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





21 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------



                                         SIX MONTHS                                                  YEAR
                                              ENDED                                                 ENDED
                                     MARCH 31, 2004                                             SEPT. 30,
 CLASS B                                (UNAUDITED)      2003       2002       2001       2000       1999
-----------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period        $12.32    $12.75     $12.68     $12.16     $12.25     $13.18
-----------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .31       .60        .58        .56        .53        .54
 Net realized and unrealized gain (loss)        .44      (.42)       .06        .51       (.07)      (.94)
                                             --------------------------------------------------------------
 Total from investment operations               .75       .18        .64       1.07        .46       (.40)
-----------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Dividends from net investment income          (.29)     (.61)      (.57)      (.55)      (.55)      (.53)
 Distributions from net realized gain            --        --         --         --         -- 1       --
                                             --------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                               (.29)     (.61)      (.57)      (.55)      (.55)      (.53)
-----------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $12.78    $12.32     $12.75     $12.68     $12.16     $12.25
                                             ==============================================================

-----------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2            6.17%     1.36%      5.22%      8.94%      3.98%     (3.11)%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)   $31,038   $32,851    $40,896    $46,422    $49,671    $78,526
-----------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $32,108   $36,000    $42,021    $48,115    $60,299    $98,597
-----------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                         5.00%     4.77%      4.67%      4.53%      4.68%      4.25%
 Total expenses                                1.68%     1.71%      1.66%      1.61%      1.67%      1.65%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                            1.63%      N/A 4,5    N/A 4      N/A 4      N/A 4      N/A 4
-----------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          3%       63%        73%        10%        26%        18%



1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of management fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




22 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

                                         SIX MONTHS                                               YEAR
                                              ENDED                                              ENDED
                                     MARCH 31, 2004                                          SEPT. 30,
 CLASS C                                (UNAUDITED)      2003      2002      2001      2000       1999
--------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period        $12.32    $12.75    $12.68    $12.15    $12.24     $13.17
--------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .31       .60       .57       .56       .56        .56
 Net realized and unrealized gain (loss)        .44      (.42)      .07       .52      (.10)      (.96)
                                             -----------------------------------------------------------
 Total from investment operations               .75       .18       .64      1.08       .46       (.40)
--------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Dividends from net investment income          (.29)     (.61)     (.57)     (.55)     (.55)      (.53)
 Distributions from net realized gain            --        --        --        --        -- 1       --
                                             -----------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                               (.29)     (.61)     (.57)     (.55)     (.55)      (.53)
--------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $12.78    $12.32    $12.75    $12.68    $12.15     $12.24
                                             ===========================================================

--------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2            6.16%     1.35%     5.22%     9.03%     3.97%     (3.11)%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)   $15,669   $13,080   $10,603    $8,251    $5,954     $6,450
--------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $14,232   $11,852   $ 9,183    $6,979    $6,121     $6,622
--------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                         4.97%     4.78%     4.66%     4.51%     4.68%      4.26%
 Total expenses                                1.69%     1.72%     1.66%     1.61%     1.66%      1.65%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                            1.64%      N/A 4,5   N/A 4     N/A 4     N/A 4      N/A 4
--------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          3%       63%       73%       10%       26%        18%



1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of management fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





23 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer AMT-Free New York Municipals (the Fund), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Funds investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $51,716,630 as of March 31, 2004. Including the





24 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS effect of leverage, inverse floaters represent 18.09% of the Fund's total assets as of March 31, 2004.

--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any State. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    As of March 31, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $1,718,338 expiring by 2011. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2004 and the year ended September 30, 2003, the Fund used $132,589 and $2,846,086, respectively, of carryforward to offset capital gains realized.

 As of September 30, 2003, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

                              EXPIRING
                              ----------------------
                              2009        $1,850,927

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 2004, the Fund's projected benefit obligations were increased by $6,336 and payments of $10,000 were made to retired trustees, resulting in an accumulated liability of $102,133 as of March 31, 2004.



25 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly.
 Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                     SIX MONTHS ENDED MARCH 31, 2004   YEAR ENDED SEPTEMBER 30, 2003
                                SHARES        AMOUNT           SHARES         AMOUNT
-------------------------------------------------------------------------------------
 CLASS A
 Sold                        1,887,929   $23,983,034        5,818,730    $71,829,097
 Dividends and/or
 distributions reinvested      770,094     9,794,048        1,668,859     20,587,368
 Redeemed                   (2,722,002)  (34,290,715)      (6,201,237)   (76,009,871)
                            ---------------------------------------------------------
 Net increase (decrease)       (63,979)  $  (513,633)       1,286,352    $16,406,594
                            =========================================================





26 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

                      SIX MONTHS ENDED MARCH 31, 2004   YEAR ENDED SEPTEMBER 30, 2003
                                SHARES         AMOUNT           SHARES         AMOUNT
--------------------------------------------------------------------------------------
 CLASS B
 Sold                          167,047    $ 2,124,348          709,641    $ 8,780,005
 Dividends and/or
 distributions reinvested       38,167        485,416           98,823      1,220,174
 Redeemed                     (444,419)    (5,625,123)      (1,347,750)   (16,602,771)
                            ----------------------------------------------------------
 Net decrease                 (239,205)   $(3,015,359)        (539,286)   $(6,602,592)
                            ==========================================================

--------------------------------------------------------------------------------------
 CLASS C
 Sold                          227,522    $ 2,891,655          453,368    $ 5,622,411
 Dividends and/or
 distributions reinvested       16,451        209,297           31,731        391,119
 Redeemed                      (80,165)    (1,013,058)        (254,461)    (3,116,144)
                            ----------------------------------------------------------
 Net increase                  163,808    $ 2,087,894          230,638   $  2,897,386
                            ==========================================================


--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2004, were $14,293,454 and $16,541,384, respectively.


--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion.
    The Manager voluntarily agreed to waive a portion of its advisory fee at an annual rate equal to 0.10% of each class's average daily net assets while the Fund's trailing one-year performance at the end of the preceding calendar quarter is in the fifth quintile of the Fund's Lipper peer group. The Manager will voluntarily waive a portion of its advisory fee at an annual rate equal to 0.05% of each class's average daily net assets while the Fund's trailing one-year performance at the end of the preceding calendar quarter is in the fourth quintile of the Fund's Lipper peer group. The foregoing advisory fee waiver automatically terminates while the Fund's trailing one-year performance at the end of the preceding calendar quarter is in the first, second or third quintile of the Fund's Lipper peer group, and did so terminate effective January 1, 2004.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2004, the Fund paid $179,100 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.



27 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2004 for Class B and Class C shares were $1,510,435 and $249,686, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                          CLASS A         CLASS B        CLASS C
                          CLASS A      CONTINGENT      CONTINGENT     CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED       DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES  SALES CHARGES
 SIX MONTHS           RETAINED BY     RETAINED BY     RETAINED BY    RETAINED BY
 ENDED                DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR
--------------------------------------------------------------------------------
 March 31, 2004           $54,913          $8,955         $58,176           $159



28 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

--------------------------------------------------------------------------------
 5. ILLIQUID SECURITIES
 As of March 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of March 31, 2004 was $51,716,630, which represents 8.62% of the Fund's net assets.


--------------------------------------------------------------------------------
 6. BANK BORROWINGS
 The Fund may borrow up to one third of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $540 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The rate of 0.625% was effective from January 1, 2003 to November 8, 2003; thereafter, the rate is 0.75%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had borrowings outstanding of $13,900,000 at March 31, 2004 at an interest rate of 1.81%. For the six months ended March 31, 2004, the average monthly loan balance was $20,271,169 at an average daily interest rate of 1.758%. The Fund had gross borrowings and gross loan repayments of $38,800,000 and $48,700,000, respectively, during the six months ended March 31, 2004. The maximum amount of borrowings outstanding at any month-end was $29,900,000. The Fund paid commitment fees of $3,966 and interest of $180,868 during the six months ended March 31, 2004.


29 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.




30 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of March 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)